Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

Relationships with related parties

Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Amount due to a director consist of the following:

		As of December 31,
Name	Nature	2024	2025
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(260,416)	(319,688)
		(260,416)	(319,688)

Amount due to a director is interest free, unsecured and repayable on demand.

Remuneration to senior management for the years ended December 31, 2023, 2024 and 2025 were:

	Years ended December 31,
	2023	2024	2025
	US$	US$	US$
Salaries and other short term employee benefits	246,665	212,997	1,065,101
Payments to defined contribution pension schemes	6,897	4,614	3,374
Total	253,562	217,611	1,068,475